PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Trust for U.S. Treasury Obligations, which covers the six-month reporting period from October 1, 1996, through March 31, 1997. The report begins with an investment review from the trust's portfolio manager and follows with the portfolio of investments and financial statements.

This money market mutual fund offers a high-quality approach to daily investment income along with daily liquidity and stability of principal* -- all through a portfolio of short-term U.S. Treasury obligations. At the end of the reporting period, more than 82% of trust assets were invested in repurchase agreements backed by U.S. Treasury obligations because of the yield advantage of these securities. The remaining assets were invested in direct U.S. Treasury obligations.

Dividends paid to shareholders during the six-month reporting period totaled $60.1 million, or $0.02 per share. At the end of the reporting period, the trust's net assets stood at $2.5 billion.

Thank you for selecting Trust for U.S. Treasury Obligations as your quality cash investment. We welcome your comments and suggestions.

Sincerely,
[Graphic]
Glen R. Johnson
President
May 15, 1997

* Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in this fund is neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW

Trust for U.S. Treasury Obligations, which is rated AAAm* by Standard & Poor's Ratings Group and Aaa* by Moody's Investors Service, Inc., is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. Recently, the trust has been managed within an average maturity range of 35-45 days.

After keeping monetary policy on hold for most of the reporting period -- indeed, for over a year -- the Federal Reserve Board (the "Fed") voted to raise the federal funds target rate by 25 basis points on March 25, 1997, to 5.5% from 5.25%. The move was seen as being pre-emptive against inflation in the face of stronger than expected demand. Throughout much of the reporting period, short-term interest rates traded within a fairly narrow range, lulled by continued evidence of benign inflationary pressures. Persistent above-trend economic growth, however, eventually began to weigh heavily on the market in light of tight labor market conditions. Short-term interest rates started to rise in late February 1997, spurred onward by congressional testimony given by Alan Greenspan late in the month, in which he indicated that the transitory factors preventing a rise in wages in the face of fairly robust growth may be ending. By the time the Fed tightened, much of the move had already been priced into the financial markets.

With very short-term securities heavily influenced by quarter-end and year-end pressures, movements in the one-year Treasury bill were the best barometer of changing market sentiment over the reporting period. After trading between 5.4% to 5.6% for a number of months, the yield on the one-year Treasury bill rose steadily from 5.4% in late February 1997, to 6% by the end of March 1997, amid growing expectations of an imminent tightening by the Fed. The front end of the yield curve steepened over this latter period, with the yield on the one-year Treasury bill backing up by over 50 basis points compared to a rise of under 25 basis points for the three-month Treasury bill. While this steepening is quite typical of the early phase of a Fed tightening cycle, the effect was more pronounced due to technical influences at the very front end of the curve. The declines in the equity and bond markets resulted in a flight-to-quality to very short-term securities, and this effect -- combined with quarter-end window-dressing -- resulted in the more subdued response to the policy change in this area.

The trust remained targeted in a 35- to 45-day average maturity target range throughout the reporting period, and moved its positioning within that range according to the relative value opportunities offered in the market. Toward the end of the reporting period, the trust's average maturity drifted to the lower end of this target range as anticipation of a change in monetary policy mounted. The trust's portfolio continued to be barbelled, combining a large position in repurchase agreements with Treasury securities with longer maturities of 6 to 13 months. This structure should continue to provide a competitive yield. Although current expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as in the second quarter -- we also would anticipate that the overall tightening cycle will not be long in terms of magnitude or duration. The pre-emptive mode by the Fed should help to preclude the need for more aggressive action down the road by preventing the build-up of inflationary pressures. We would look to see moderately higher short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

* An AAAm rating is obtained after Standard & Poor's Ratings Group evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's Ratings Group monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's Investors Service, Inc., are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

TRUST FOR U.S. TREASURY OBLIGATIONS
PORTFOLIO OF INVESTMENTS

MARCH 31, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                      VALUE
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS -- 17.4%
 $  60,000,000 (a)U.S. Treasury Bills, 5.42% - 5.765%, 6/26/1997 - 3/5/1998              $    57,949,409
   381,000,000 U.S. Treasury Notes, 5.125% - 7.375%, 5/15/1997 - 2/28/1998                   381,779,620
                TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS                                 439,729,029
(B) REPURCHASE AGREEMENTS -- 82.8%
   295,000,000 BT Securities Corporation, 6.460%, dated 3/31/1997, due 4/1/1997              295,000,000
   100,000,000 BOT Securities, Inc., 6.500%, dated 3/31/1997,
               due 4/1/1997                                                                  100,000,000
   100,000,000 Barclays de Zoete Wedd Securities, Inc., 6.450%, dated 3/31/1997,
               due 4/1/1997                                                                  100,000,000
   120,000,000 Bear, Stearns and Co., 6.400%, dated 3/31/1997, due 4/1/1997                  120,000,000
   100,000,000 CIBC Wood Gundy Securities Corp., 6.400%, dated 3/31/1997,
               due 4/1/1997                                                                  100,000,000
    52,000,000 (c)CS First Boston, 5.270%, dated 3/6/1997, due 4/7/1997                       52,000,000
   100,000,000 Daiwa Securities America, Inc., 6.400%, dated 3/31/1997,
               due 4/1/1997                                                                  100,000,000
    75,000,000 Deutsche Bank Government Securities, Inc., 6.450%, dated 3/31/1997,
               due 4/1/1997                                                                   75,000,000
   100,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 6.400%,
               dated 3/31/1997, due 4/1/1997                                                 100,000,000
   100,000,000 Dresdner Securities (USA), Inc., 6.500%, dated 3/31/1997,
               due 4/1/1997                                                                  100,000,000
   100,000,000 First Union Capital Markets, 6.400%, dated 3/31/1997, due 4/1/1997            100,000,000
    25,000,000 Goldman Sachs & Company, LP, 6.250%, dated 3/31/1997, due 4/1/1997             25,000,000
   185,000,000 Goldman Sachs & Company, LP, 6.500%, dated 3/31/1997, due 4/1/1997            185,000,000
   110,000,000 Harris Nesbitt Thomson, 6.420%, dated 3/31/1997,
               due 4/1/1997                                                                  110,000,000
   100,000,000 Sanwa-BGK Securities Co., LP, 6.450%, dated 3/31/1997,
               due 4/1/1997                                                                  100,000,000
    50,000,000 SBC Capital Markets, 6.400%, dated 3/31/1997, due 4/1/1997                     50,000,000
   100,000,000 SBC Capital Markets, 6.400%, dated 3/31/1997, due 4/1/1997                    100,000,000
  PRINCIPAL
   AMOUNT                                                                                      VALUE
 $  93,800,000 SBC Capital Markets, 6.420%, dated 3/31/1997,
               due 4/1/1997                                                              $    93,800,000
    80,000,000 Toronto Dominion Securities (USA) Inc., 6.550%,
               dated 3/31/1997, due 4/1/1997                                                  80,000,000
   100,000,000 UBS Securities, Inc., 6.400%, dated 3/31/1997, due 4/1/1997                   100,000,000
                TOTAL REPURCHASE AGREEMENTS                                                2,085,800,000
                TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                                 $ 2,525,529,029


(a) The issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,519,596,443) at March 31, 1997.

The following acronym is used throughout this portfolio:

LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

TRUST FOR U.S. TREASURY OBLIGATIONS
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                   $ 2,085,800,000
 Investments in securities                                                  439,729,029
 Total investments in securities, at amortized cost and value                                $ 2,525,529,029
 Income receivable                                                                                 5,089,249
   Total assets                                                                                2,530,618,278
 LIABILITIES:
 Income distribution payable                                            $     9,972,487
 Payable to bank                                                                765,979
 Accrued expenses                                                               283,369
   Total liabilities                                                                              11,021,835
 NET ASSETS for 2,519,596,443 shares outstanding                                             $ 2,519,596,443
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $2,519,596,443 / 2,519,596,443 shares outstanding                                                     $1.00


(See Notes which are an integral part of the Financial Statements)

TRUST FOR U.S. TREASURY OBLIGATIONS
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                        $ 65,615,542
 EXPENSES:
 Investment advisory fee                                                         $  4,836,512
 Administrative personnel and services fee                                            913,221
 Custodian fees                                                                       100,395
 Transfer and dividend disbursing agent fees and expenses                              47,512
 Directors'/Trustees' fees                                                             15,005
 Auditing fees                                                                          6,813
 Legal fees                                                                            32,896
 Portfolio accounting fees                                                             71,647
 Shareholder services fee                                                           3,022,820
 Share registration costs                                                              11,559
 Printing and postage                                                                   9,649
 Insurance premiums                                                                     9,787
 Taxes                                                                                 43,329
 Miscellaneous                                                                          9,889
     Total expenses                                                                 9,131,034
 Waivers --
     Waiver of investment advisory fee                         $ (1,216,697)
     Waiver of shareholder services fee                          (2,418,256)
         Total waivers                                                           $ (3,634,953)
                 Net expenses                                                                       5,496,081
                   Net investment income                                                         $ 60,119,461


(See Notes which are an integral part of the Financial Statements)

TRUST FOR U.S. TREASURY OBLIGATIONS
STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS
                                                                               ENDED
                                                                            (UNAUDITED)          YEAR ENDED
                                                                             MARCH 31,         SEPTEMBER 30,
                                                                                1997                1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                  $      60,119,461     $     142,302,402
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                    (60,119,461)          (142,302,402)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                               5,090,534,824        11,099,679,061
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                         6,035,037            19,082,696
 Cost of shares redeemed                                                  (5,237,911,979)       (11,489,070,024)
   Change in net assets resulting from share transactions                   (141,342,118)          (370,308,267)
    Change in net assets                                                    (141,342,118)          (370,308,267)
 NET ASSETS:
 Beginning of period                                                        2,660,938,561         3,031,246,828
 End of period                                                          $   2,519,596,443     $   2,660,938,561


(See Notes which are an integral part of the Financial Statements)

TRUST FOR U.S. TREASURY OBLIGATIONS
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      SIX MONTHS
                        ENDED
                     (UNAUDITED)
                      MARCH 31,                                       YEAR ENDED SEPTEMBER 30,
                        1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
 NET ASSET
 VALUE,
 BEGINNING OF PERIOD   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net
 investment
 income                  0.02       0.05       0.05       0.03       0.03       0.04       0.06       0.08       0.09       0.07
 LESS DISTRIBUTIONS
 Distributions
 from
 net                    (0.02)     (0.05)     (0.05)     (0.03)     (0.03)     (0.04)     (0.06)      (0.08)    (0.09)     (0.07)
 investment
 income
 NET ASSET
 VALUE,
 END OF PERIOD         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 TOTAL                   2.50%      5.18%      5.45%      3.31%      2.84%      4.00%      6.49%      8.18%      8.89%      6.83%
 RETURN(A)
 RATIOS TO
 AVERAGE NET
 ASSETS
 Expenses                0.45%*     0.45%      0.45%      0.45%      0.45%      0.45%      0.46%      0.45%      0.45%      0.45%
 Net
 investment
 income                  4.97%*     5.06%      5.28%      3.21%      2.80%      3.95%      6.33%      7.89%      8.56%      6.61%
 SUPPLEMENTAL DATA
 Net assets,
 end of
 period (000       $2,519,596 $2,660,939 $3,031,247 $4,651,657 $4,689,657 $5,271,259 $5,744,351 $5,997,327 $5,747,794 $4,766,221
 omitted)


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

TRUST FOR U.S. TREASURY OBLIGATIONS
NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1997 (UNAUDITED)

1. ORGANIZATION

Trust for U.S. Treasury Obligations (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees") Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At March 31, 1997, capital paid-in aggregated $2,519,596,443.

Transactions in shares were as follows:

                                                                              SIX MONTHS         YEAR ENDED
                                                                                 ENDED          SEPTEMBER 30,
                                                                            MARCH 31, 1997          1996
 Shares sold                                                                   5,090,534,824      11,099,679,061
 Shares issued to shareholders in payment of distributions declared                6,035,037          19,082,696
 Shares redeemed                                                             (5,237,911,979)    (11,489,070,024)
  Net change resulting from share transactions                                 (141,342,118)       (370,308,267)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Trust.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of the average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President
Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

TRUST FOR
U.S. TREASURY OBLIGATIONS

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
MARCH 31, 1997

[Graphic]
Federated Investors
Federated Securities Corp., Distributor
Cusip 898334107
8042508 (5/97)